Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 31, 2021	Mar. 31, 2020
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss		$ 300,000
Equity method investment, ownership percentage	50.00%
Collateral amount held with swap provider	$ 0	0
Share based compensation, vesting period	3 years
Foreign currency transaction gain (loss)	$ 2,900,000	1,700,000	$ 800,000
Impairment of Intangible Assets	0	0	0
Dan Unity [Member]
Summary Of Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				50.00%
Unigas Pool [Member]
Summary Of Significant Accounting Policies [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired				33.30%
General and administrative costs [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss		500,000
Interest Expense [Member]
Summary Of Significant Accounting Policies [Line Items]
Impact On Net Income Loss		800,000
2018 Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Foreign currency exchange gain on senior secured bonds	$ 2,100,000	$ 1,900,000	$ 1,000,000.0
Two Thousand Twenty Bonds [Member]
Summary Of Significant Accounting Policies [Line Items]
Debt Instrument, Issuance Date	Sep. 30, 2020
Enterprise Navigator Ethylene Terminals L.L.C. [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage	50.00%	50.00%
Greater Bay Co Ltd [Member]
Summary Of Significant Accounting Policies [Line Items]
Equity method investment, ownership percentage					50.00%
UNITED KINGDOM [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
POLAND [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	19.00%
SINGAPORE [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	17.00%
MALTA [Member]
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	35.00%
UNITED STATES
Summary Of Significant Accounting Policies [Line Items]
Base Tax rate	21.00%
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	30 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Dry dock period	60 months
Export Terminal [Member] | UNITED STATES
Summary Of Significant Accounting Policies [Line Items]
Subsidiary or Equity Method Investee, Cumulative Percentage Ownership after All Transactions	50.00%
Vessel [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years
Asset Impairment Charges	$ 58,200,000
Impairment of long lived assets held for resale	$ 5,400,000
Vessel [Member] | Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	25 years
Vessel [Member] | Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Useful life of vessels	30 years